Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,009	$ 689	¥ 9,564	$ 1,347	¥ 69,895
Restricted cash	4,339	597	6,429	905	6,948
Accounts and notes receivable, net	16,312	2,245	28,891	4,069	49,969
Prepayment and other current assets, net	8,097	1,114	15,986	2,251	46,608
Total current assets	34,071	4,688	61,995	8,730	173,668
Non-current assets:
Operating lease right-of-use assets	4,801	661	5,706	804	10,135
Long-term investments	5,991	824	5,564	784	5,383
Goodwill	45,561	6,269	45,561	6,417	45,561
Other non-current assets	522	72	522	73	522
Total non-current assets	56,875	7,826	57,353	8,078	61,601
Total assets	90,946	12,514	119,348	16,808	235,269
Current liabilities:
Accounts payable	10,727	1,476	10,406	1,466	13,658
Advance from customers	4,821	663	4,166	587	3,695
Salary and welfare benefits payable	11,396	1,568	17,030	2,399	32,944
Short-term borrowings	13,000	1,789	15,687	2,209	3,169
Other taxes payable	8,481	1,167	12,203	1,719	24,727
Current portion of deferred revenue	1,213	167	1,216	171	1,345
Short-term operating lease liabilities	4,011	552	4,090	576	5,200
Other current liabilities	17,364	2,389	20,466	2,879	23,691
Total current liabilities	77,023	10,598	86,764	12,217	108,559
Long-term borrowings	12,900	1,775	3,000	423	1,546
Non-current portion of deferred revenue	11	2	49	7	18
Long-term operating lease liabilities	5,093	701	6,099	859	7,494
Warrant liability	1,632	225	3,952	557	24,376
Other non-current liabilities					492
Total non-current liabilities	19,636	2,703	13,100	1,846	33,926
Total liabilities	96,659	13,301	99,864	14,063	142,485
Commitments and contingencies
Shareholders’ equity:
Treasury stock value	(39,578)	(5,446)	(45,886)	(6,463)	(45,886)
Additional paid-in capital	1,315,692	181,045	1,306,496	184,016	1,296,951
Accumulated deficit	(1,273,800)	(175,278)	(1,233,106)	(173,679)	(1,150,135)
Accumulated other comprehensive loss	(8,318)	(1,145)	(8,291)	(1,167)	(8,416)
Total TuanChe Limited shareholders’ equity	(5,713)	(787)	19,484	2,745	92,784
Non-controlling interests
Total shareholders’ equity	(5,713)	(787)	19,484	2,745	92,784
TOTAL LIABILITIES AND EQUITY	90,946	12,514	119,348	16,808	235,269
Related Party
Current assets:
Prepayment to related parties	314	43	1,125	158	248
Current liabilities:
Payables due to related parties	6,010	827	1,500	211	130
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	237	32	236	33	235
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	¥ 35	$ 5	¥ 35	$ 5	¥ 35